Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
Dec. 31, 2020 CNY (¥)
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives of other intangible assets	more than 12 years
Employee benefits obligation	¥ 0
Performance obligation expected duration	The Group does not disclose the information about the remaining performance obligations as the performance obligations of the Group have an expected duration of one year or less.
Useful life of buildings	less than six years
Useful life of other assets	less than two years
Bottom of range
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of voting rights	20.00%
Bottom of range | Internal Developed Contents and Copyrights
Disclosure Of Significant Accounting Policies [Line Items]
Amortized period	1 year
Top of range
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of voting rights	50.00%
Top of range | Internal Developed Contents and Copyrights
Disclosure Of Significant Accounting Policies [Line Items]
Amortized period	5 years